Stock Based Compensation - Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	19,500,000
Weighted Average Price	$ 19,420
Weighted Average Life Remaining	9 months
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15.01
Range of Exercise Prices, Upper Limit	$ 20.00
Options Outstanding | shares	9,000,000
Weighted Average Price	$ 18,760
Weighted Average Life Remaining	1 year 4 months
Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 22.50
Options Outstanding | shares	10,500,000
Weighted Average Price	$ 20,020.00
Weighted Average Life Remaining	4 months